Mortgage Notes Payable, Net - Deferred Finance Costs (FY) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
2020	$ 1,047	$ 1,052
2021	952	1,025
2022	808	862
2023	478	671
2024	291	355
Thereafter	296	434
Total deferred finance costs	$ 3,872	$ 4,399